NOTE 2: BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2020
Note 2 Basis Of Preparation
BASIS OF PREPARATION
a)	Statement of compliance

These consolidated financial statements of Company have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Reporting Interpretation Committee (“IFRIC”) for all periods presented. These consolidated financial statements were approved by the Board of Directors and authorized for issue on June 30, 2021.

b)	Basis of presentation

The consolidated financial statements have been prepared using the historical cost basis, except for certain financial assets and liabilities which are measured at fair value, as specified by IFRS for each type of asset, liability, income and expense as set out in the accounting policies below.

c)	Functional and presentation currency

The consolidated financial statements are presented in United States (“US”) dollars, except as otherwise noted, which is the functional currency of the Company and each of the Company’s subsidiaries, except for Lawrence Park Health and Wellness Clinic Inc. and 11000900 Canada Inc. for which Canadian dollars is the functional currency. References to C$ are to Canadian dollars.

d)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation. Control exists where the parent entity has power over the investee and is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial statements from the date control commences until the date control ceases. These consolidated financial statements incorporate the accounts of the Company and the following subsidiaries:

Name of subsidiary	Country of Incorporation	Percentage Ownership	Functional Currency	Principal Activity
S.M.A.A.R.T. Holdings Inc.	USA	100%	USD	Holding company
Empower Healthcare Corp.	Canada	100%	USD	Holding company
Empower Healthcare Corp.	USA	100%	USD	Clinic operations
SMAART, Inc.	USA	100%	USD	Holding company
The Hemp and Cannabis Co. (1)	USA	100%	USD	Holding company
THCF Access Point (1)	USA	100%	USD	Holding company
Empower Healthcare Assets Inc.(2)	USA	100%	USD	Holding company
Sun Valley Heath Holdings, LLC (3)	USA	100%	USD	Holding company
Sun Valley Health Franchising, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health West, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health Tucson, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health Mesa, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Alternative Health Centres NV, LLC (3)	USA	100%	USD	Clinic operations
Kai Medical Laboratory, LLC (4)	USA	100%	USD	Clinic operations
Lawrence Park Health and Wellness Clinic Inc. (5)	Canada	100%	CAD	Clinic operations
11000900 Canada Inc. (5)	Canada	100%	CAD	Clinic operations

(1)	These companies were inactive during the years ended December 31, 2020 and 2019

(2)	This Company was incorporated on April 27, 2019

(3)	These Companies were acquired as part of the Sun Valley acquisition on April 30, 2019 (note 5)

(4)	Acquired on October 5, 2020 (note 6)

(5)	Acquired on December 31, 2020 (note 7)